BLACKROCK VARIABLE SERIES FUNDS, INC.

BlackRock 60/40 Target Allocation ETF V.I. Fund

BlackRock International Index V.I. Fund

BlackRock S&P 500 Index V.I. Fund

BlackRock Small Cap Index V.I. Fund

(each, a “Fund” and together, the “Funds”)

Supplement dated February 24, 2023 to the Statement of Additional Information (“SAI”)

of the Funds, dated May 1, 2022 as supplemented to date

Effective on February 8, 2023, the following changes are made to the Funds’ SAI:

The section entitled “Management, Advisory and Other Service Arrangements — Portfolio Manager Information” is revised as follows:

The sub-section entitled “Other Funds and Accounts Managed – BlackRock 60/40 Target Allocation ETF V.I. Fund” is deleted in its entirety and replaced with the following:

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Greg Savage, CFA	293 $2.04 Trillion	96 $56.56 Billion	10 $15.26 Billion	0 $0	0 $0	3 $8.02 Billion
Paul Whitehead*	333 $1.75 Trillion	1 $1.22 Billion	0 $0	0 $0	0 $0	0 $0
Michael Gates, CFA	13 $4.76 Billion	8 $3.48 Billion	0 $0	0 $0	0 $0	0 $0

*	Information provided as of December 31, 2022.

The sub-section entitled “Other Funds and Accounts Managed — BlackRock International Index V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock International Index V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Paul Whitehead	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Suzanne Henige, CFA*	73 $203.0 Billion	6 $5.13 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	329 $2.12 Trillion	58 $85.23 Billion	44 $41.79 Billion	0 $0	0 $0	0 $0

*	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Other Funds and Accounts Managed — BlackRock S&P 500 Index V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock S&P 500 Index V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Paul Whitehead	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Suzanne Henige, CFA*	73 $202.9 Billion	6 $5.13 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	329 $2.12 Trillion	58 $85.23 Billion	44 $41.79 Billion	0 $0	0 $0	0 $0

*	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Other Funds and Accounts Managed — BlackRock Small Cap Index V.I. Fund” is deleted in its entirety and replaced with the following:

BlackRock Small Cap Index V.I. Fund

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Paul Whitehead	0 $0	0 $0	0 $0	0 $0	0 $0	0 $0
Suzanne Henige, CFA*	73 $202.9 Billion	6 $5.13 Billion	0 $0	0 $0	0 $0	0 $0
Jennifer Hsui, CFA	329 $2.12 Trillion	58 $85.23 Billion	44 $41.79 Billion	0 $0	0 $0	0 $0

*	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

The sub-section entitled “Fund Ownership” is deleted in its entirety and replaced with the following:

As of the fiscal year ended December 31, 2021 and as of December 31, 2022, with respect to Paul Whitehead’s ownership of BlackRock 60/40 Target Allocation ETF V.I. Fund, no portfolio manager beneficially owned any equity securities of any Fund because no portfolio manager had invested in the type of insurance contract through which the Funds must be purchased.

The first paragraph of the subsection entitled “Portfolio Manager Compensation Overview” is deleted in its entirety and replaced with the following:

The discussion below describes the portfolio managers’ compensation as of December 31, 2021, except for Mr. Whitehead’s with respect to BlackRock 60/40 Target Allocation ETF V.I. Fund, which is described as of December 31, 2022.

The sub-section entitled “Portfolio Manager Compensation Overview — Discretionary Incentive Compensation — Messrs. Savage and Whitehead and Mses. Henige, Hsui and Whitelaw” is deleted in its entirety and replaced with the following:

Discretionary Incentive Compensation

Messrs. Savage and Whitehead and Mses. Henige and Hsui

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to pre-determined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each portfolio manager relative to the various benchmarks. Performance of fixed income and multi-asset class funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. Performance of index funds is based on the performance of such funds relative to pre-determined tolerance bands around a benchmark, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:

Portfolio Manager	Funds Managed	Applicable Benchmarks
Suzanne Henige, CFA* Jennifer Hsui, CFA	BlackRock International Index V.I. Fund BlackRock S&P 500 Index V.I. Fund BlackRock Small Cap Index V.I. Fund	No Benchmarks.
Paul Whitehead	BlackRock 60/40 Target Allocation ETF V.I. Fund BlackRock International Index V.I. Fund BlackRock S&P 500 Index V.I. Fund BlackRock Small Cap Index V.I. Fund	No Benchmarks.
Greg Savage	BlackRock 60/40 Target Allocation ETF V.I. Fund	No Benchmarks

*	On or about April 14, 2023, Suzanne Henige will no longer serve as a portfolio manager of the Fund.

Shareholders should retain this Supplement for future reference.

SAI-VAR4-0223SUP

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